INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Inventory
Goods in transit	$ 12,262,848	$ 5,618,540
Supplies	24,816,919	22,546,093
Agricultural products	8,210,223	15,015,884
Inventories	117,660,839	125,929,768
Net of agricultural products	109,450,616	110,913,884
Seeds
Inventory
Inventories	5,692,905	5,967,231
Resale products
Inventory
Inventories	43,308,459	53,788,333
Manufactured products
Inventory
Inventories	27,404,503	26,081,250
Allowance for obsolescence
Inventory
Inventories	$ (4,035,018)	$ (3,087,563)